SUBSEQUENT EVENTS - Pro forma statements of operations and comprehensive loss (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
SUBSEQUENT EVENTS
Revenues	$ 10,101,647	$ 11,089,528	$ 9,257,607
Cost of revenues	(7,786,717)	(8,729,856)	(6,216,774)
Gross Profit	2,314,930	2,359,672	3,040,833
Operating expenses:
Selling and marketing	(385,513)	(606,927)	(1,298,462)
General and administrative	(703,233)	(798,233)	(865,690)
Research and development	(2,515,015)	(567,809)	(828,311)
Total operating expenses	(3,603,761)	(1,972,969)	(2,992,463)
(Loss) income from operations	(1,288,831)	386,703	48,370
Other income (expense):
Financial income (expense), net	209	(4,558)	(8,572)
Other income, net	(14,791)	37,415	24,353
Total other (expenses) income, net	(14,582)	32,857	15,781
(Loss) income before income taxes	(1,303,413)	419,560	64,151
Income tax (expense)	(86,311)	(257,331)	68,536
Net (loss) income	(1,389,724)	162,229	132,687
Less: net income attributable to non-controlling interests	(88,089)
Net (loss) income attributable to shareholders	(1,477,813)	162,229	132,687
Other comprehensive loss
Net loss	(1,389,724)	162,229	132,687
Foreign currency translation adjustments	66,618	(29,439)	(248,101)
Comprehensive (loss) income	(1,323,106)	132,790	(115,414)
Less: Comprehensive income attributable to non-controlling interests	(88,089)
Comprehensive (loss) income attributable to shareholders	$ (1,411,195)	$ 132,790	$ (115,414)
Loss per share
Basic (in dollars per share)	$ (0.09)	$ 0.01	$ 0.01
Diluted (in dollars per share)	$ (0.09)	$ 0.01	$ 0.01
Basic (in shares)	15,760,000	15,020,822	15,000,000
Diluted (in shares)	15,760,000	15,020,822	15,000,000
Adjustment
Loss per share
Basic (in shares)	2,070,000
Diluted (in shares)	2,070,000
Pro forma
SUBSEQUENT EVENTS
Revenues	$ 10,101,647
Cost of revenues	(7,786,717)
Gross Profit	2,314,930
Operating expenses:
Selling and marketing	(385,513)
General and administrative	(703,233)
Research and development	(2,515,015)
Total operating expenses	(3,603,761)
(Loss) income from operations	(1,288,831)
Other income (expense):
Financial income (expense), net	209
Other income, net	(14,791)
Total other (expenses) income, net	(14,582)
(Loss) income before income taxes	(1,303,413)
Income tax (expense)	(86,311)
Net (loss) income	(1,389,724)
Less: net income attributable to non-controlling interests	(88,089)
Net (loss) income attributable to shareholders	(1,477,813)
Other comprehensive loss
Net loss	(1,389,724)
Foreign currency translation adjustments	66,618
Comprehensive (loss) income	(1,323,106)
Less: Comprehensive income attributable to non-controlling interests	(88,089)
Comprehensive (loss) income attributable to shareholders	$ (1,411,195)
Loss per share
Basic (in dollars per share)	$ (0.08)
Diluted (in dollars per share)	$ (0.08)
Basic (in shares)	17,830,000
Diluted (in shares)	17,830,000